Finance Receivables and Operating Leases (Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financing leases
2019	¥ 127,068
2020	98,772
2021	66,719
2022	37,181
2023	14,792
Thereafter	6,666
Total minimum lease payments receivable	351,198	¥ 361,686
Operating leases
2019	9,207
2020	6,409
2021	2,917
2022	1,202
2023	317
Thereafter	60
Operating Leases, Future Minimum Payments Receivable, Total	¥ 20,112